OTHER (EXPENSE) INCOME, NET (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of Other Income and Expense [Abstract]
Foreign currency exchange loss, net	$ (2.0)	$ (0.2)	$ (10.3)	$ (165.3)
Other income, net	0.2	0.5	1.4	3.0
Total other (expense) income, net	$ (1.8)	$ 0.3	$ (8.9)	$ (162.3)